Cash and Cash Equivalents and Short-term Investments (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Short-term Investments
Cash and bank accounts	$ 2,538,819	$ 3,905,893
Highly liquid investments	25,068,425	42,287,280
Total cash and cash equivalents	27,607,244	$ 46,193,173	$ 32,586,352	$ 51,130,992
Short-term investments	$ 11,397,798